Note 11 - Per Share Data	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
Earnings Per Share [Text Block]
NOTE
10
 - PER SHARE DATA

The computation of basic earnings (loss) per share of common stock is based on the weighted average number of shares outstanding during the year. The computation of diluted earnings per common share is based on the weighted average number of shares outstanding during the year plus the common stock equivalents that would arise from the exercise of stock options and warrants outstanding under the treasury method and the average market price per share during the year as well as the conversion of notes. At
June 30, 2018,
the weighted average shares outstanding excluded options to purchase
61,050,122
shares of common stock of the Company, warrants to purchase
24,813,373
shares of common stock of the Company and
94,413,680,
shares of common stock of the Company issuable upon the conversion of notes because their effect would be anti-dilutive. At
June 30, 2017,
the weighted average shares outstanding excluded options to purchase
21,897,479
shares of common stock of the Company, warrants to purchase
3,744,623
shares of common stock of the Company and
40,677,826
shares of common stock of the Company issuable upon the conversion of notes payable because their effect would be anti-dilutive.

NOTE
11
- PER SHARE DATA

The computation of basic earnings (loss) per share of common stock is based on the weighted average number of shares outstanding during the year. The computation of diluted earnings per common share is based on the weighted average number of shares outstanding during the year plus the common stock equivalents that would arise from the exercise of stock options and warrants outstanding under the treasury method and the average market price per share during the year as well as the conversion of notes. At
December 31, 2017,
the weighted average shares outstanding excluded options to purchase
57,057,768
shares of common stock of the Company, warrants to purchase
18,813,373
shares of common stock of the Company and
94,546,696,
shares of common stock of the Company issuable upon the conversion of notes because their effect would be anti-dilutive. At
December 31, 2016,
the weighted average shares outstanding excluded options to purchase
21,277,479
shares of common stock of the Company, warrants to purchase
3,744,623
shares of common stock of the Company and
40,060,395
shares of common stock of the Company issuable upon the conversion of notes payable because their effect would be anti-dilutive..